Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statements of Cash Flows (Unaudited) [Abstract]
Net cash provided by operating activities	$ 3,241,900	$ 3,621,100
Investing activities:
Proceeds from sale of aircraft, net of re-sale fees	1,686,000	0
Purchases of aircraft and aircraft engines	(1,766,400)	(8,209,100)
Net cash used in investing activities	(80,400)	(8,209,100)
Financing activities:
Borrowings under Credit Facility	0	7,400,000
Repayments of Credit Facility	(300,000)	(500,000)
Debt issuance costs	(2,055,000)	(1,605,000)
Net cash (used in)/provided by financing activities	(2,355,000)	5,295,000
Net increase in cash and cash equivalents	806,500	707,000
Cash and cash equivalents, beginning of period	1,596,800	995,500
Cash and cash equivalents, end of period	$ 2,403,300	$ 1,702,500